Critical accounting estimates and judgments - Summary of Allocated Goodwill to CGUs in Argentina and Uruguay (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Sep. 30, 2017	Dec. 31, 2016	Sep. 30, 2016
Disclosure of information for cash-generating units [line items]
Closing net book value of goodwill allocated to CGUs tested	$ 12,412		$ 13,405
Total assets allocated to CGUs tested	1,607,201		1,455,766
Argentina
Disclosure of information for cash-generating units [line items]
Closing net book value of goodwill allocated to CGUs tested	$ 5,095		$ 5,980
Argentina | La Carolina | Crops
Disclosure of information for cash-generating units [line items]
Closing net book value of goodwill allocated to CGUs tested		$ 35		$ 40
Argentina | La Carolina | Cattle
Disclosure of information for cash-generating units [line items]
Closing net book value of goodwill allocated to CGUs tested		12		13
Argentina | El Orden | Crops
Disclosure of information for cash-generating units [line items]
Closing net book value of goodwill allocated to CGUs tested		53		60
Argentina | El Orden | Cattle
Disclosure of information for cash-generating units [line items]
Closing net book value of goodwill allocated to CGUs tested		4		5
Argentina | La Guarida | Crops
Disclosure of information for cash-generating units [line items]
Closing net book value of goodwill allocated to CGUs tested		358		405
Argentina | La Guarida | Cattle
Disclosure of information for cash-generating units [line items]
Closing net book value of goodwill allocated to CGUs tested		292		330
Argentina | Los Guayacanes | Crops
Disclosure of information for cash-generating units [line items]
Closing net book value of goodwill allocated to CGUs tested		452		511
Argentina | Dona Marina | Rice
Disclosure of information for cash-generating units [line items]
Closing net book value of goodwill allocated to CGUs tested		1,595		1,803
Argentina | Huelen | Crops
Disclosure of information for cash-generating units [line items]
Closing net book value of goodwill allocated to CGUs tested		1,787		2,020
Argentina | El Colorado | Crops
Disclosure of information for cash-generating units [line items]
Closing net book value of goodwill allocated to CGUs tested		787		890
Argentina | El Colorado | Cattle
Disclosure of information for cash-generating units [line items]
Closing net book value of goodwill allocated to CGUs tested		115		130
Argentina | Cash-generating units
Disclosure of information for cash-generating units [line items]
Closing net book value of goodwill allocated to CGUs tested		5,490		6,207
Argentina and Uruguay | Cash-generating units
Disclosure of information for cash-generating units [line items]
Closing net book value of PPE items and other assets allocated to CGUs tested		34,668		36,901
Total assets allocated to CGUs tested		$ 40,158		$ 43,108